Prospectus Supplement                                           208595  10/03
dated October 30, 2003 to:

THE GEORGE PUTNAM FUND OF BOSTON
Prospectuses dated November 30, 2002

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader              Since   Experience
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Jeanne L. Mockard             2000    1985 - Present    Putnam Management
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Portfolio member              Since   Experience
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Jeffrey L. Knight             2002    1993 - Present    Putnam Management
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